Revenues	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Revenues
22.	REVENUES
Details of revenues were as follows:

	Years ended
	January 31, 2022	January 31, 2021
Powersports
Year-Round Products	$3,467.5	$2,824.2
Seasonal Products	2,524.1	1,825.0
Powersports PA&A and OEM Engines	1,143.5	882.8
Marine	512.8	420.9
Total	$7,647.9	$5,952.9